Financial instruments and risk management - Gains or losses associated with ten percent strengthening of US Dollar (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ 47,000,000	$ 42,000,000	$ (14,000,000)
Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.69	0.68	0.73
Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.76	0.74	0.78
Foreign exchange risk
Disclosure of detailed information about hedging instruments [Line Items]
Percentage of change in annual foreign exchange rate	10.00%
Foreign exchange risk | Australian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	69	68
Effect on net earnings	$ 228,000,000	$ (319,000,000)
Impact directly on equity	$ (1,036,000,000)	$ (986,000,000)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	76	74
Effect on net earnings	$ (361,000,000)	$ (219,000,000)
Impact directly on equity	$ 0	$ 0